12. FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialAssetsAtAmotizedCostLineItems [Line Items]
Non current financial assets at amortized cost		$ 100	$ 18
Current financial assets at amortized cost		25	54
Public securities [member]
DisclosureOfFinancialAssetsAtAmotizedCostLineItems [Line Items]
Non current financial assets at amortized cost	[1]		18
Current financial assets at amortized cost	[1]	25	54
Term deposits [member]
DisclosureOfFinancialAssetsAtAmotizedCostLineItems [Line Items]
Non current financial assets at amortized cost		$ 100

[1]	The public securities were received in accordance with the mechanism set forth by SGE Resolution No. 54/19 for the settlement of receivables under Natural Gas Surplus Injection Promotion Programs. See Note 2.4.3.1.